Condensed Financial Information of the Company (Details) - Schedule of condensed statements of income/(loss) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)
Operating expenses:
Selling and marketing			¥ (110)	¥ (674)
General and administrative	(367,698)	(53,375)	(62,492)	(140,821)
Interest income	4	1	5,678	2,083
Interest expense	(50,953)	(7,396)	(51,335)	(58,857)
Foreign exchange gain/(loss)	18	3	(1,655)	4,336
Share of loss in subsidiaries, VIEs and VIEs’ subsidiaries	(744,945)	(108,136)	(4,877,653)	(535,896)
Loss before income tax provision	(1,163,574)	(168,903)	(4,987,567)	(729,829)
Provision for income tax
Net loss attributable to ordinary shareholders of Meta Data Limited	(1,163,574)	(168,903)	(4,987,567)	(729,829)
Net loss	(1,163,574)	(168,903)	(4,987,567)	(729,829)
Unrealized gain on available-for-sale investments, net of tax			(11,695)	1,676
Foreign currency translation adjustment	(53,775)	(7,806)	5,221	10,343
Comprehensive loss	¥ (1,217,349)	$ (176,709)	¥ (4,994,041)	¥ (717,810)